Acquisition						12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2009 Komatsu Australia Corporate Finance Pty. Ltd. [Member]	May 31, 2009 Komatsu Australia Corporate Finance Pty. Ltd. [Member] JPY (¥)
Business Acquisition [Line Items]
Fair value of total consideration transferred							¥ 1,684,000,000
Number of additional shares purchased						3,144,898
Total number of shares available for purchase						3,489,796
Increase in company ownership							60.00%
Equity interest							50.00%
Goodwill (Notes 1 and 10)	$ 353,265,000	¥ 29,321,000,000	$ 356,265,000	¥ 29,570,000,000	¥ 28,661,000,000		¥ 736,000,000